Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase [ decrease ] in valuation allowance	$ 14,000,000	$ (9,700,000)
U.S. statutory income tax rate	2100.00%	3400.00%
Changes in deferred tax assets related to Tax Cuts and Jobs Act of 2017	$ 25,000,000
Federal net operating loss carryforwards	$ 186,900,000
Maturity period for net operating loss carryovers	20 years
unrecognized tax benefits	$ 1,300,000
Unrecognized Tax Benefits Arising From Research And Development Tax Credits	200,000	$ 200,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	$ 0
Domestic Tax Authority [Member]
U.S. federal net operating losses	47,300,000
U.S. federal tax credits	$ 6,000,000
Tax credit carryforwards expiration year	2028
Net operating loss expiration year	2028
Sequenta Inc [Member]
Federal net operating loss carryforwards	$ 38,500,000